Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Earnings per share [abstract]
Net income attributable to shareholders of the Company	$ 72.7	$ 94.6	$ 70.3
Weighted average number of multiple and subordinate voting shares outstanding (in shares)	105,058,643	108,296,802	110,261,600
Weighted average number of shares on exercise of stock options and RSUs (in shares)	563,669	857,919	850,573
Diluted weighted average number of multiple and subordinate voting shares outstanding (in shares)	105,622,312	109,154,721	111,112,173
Basic (in CAD per share)	$ 0.69	$ 0.87	$ 0.64
Diluted (in CAD per share)	$ 0.69	$ 0.87	$ 0.63
Shares excluded from number of ordinary shares outstanding (in shares)	2,231,231	1,475,545	914,961